7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of net change in the lease liability (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Details
Lease liabilities	$ 0	$ 0
Lease Liability - Additions	118,607	0
Lease Liability - Principal Payments	(46,620)	0
Interest expense on lease liabilities	11,068	0
Lease liabilities	$ 83,055	$ 0